Note 5 - Investment in Interest-earning Time Deposits - Investment in Interest-earnings Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due in one year or less	$ 1,604	$ 761
Due after one year through five years	3,323	4,118
Total	$ 4,927	$ 4,879